Long Term Debt (Details) - Schedule of long term debt - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of long term debt [Abstract]
Balance, beginning of year		$ 108,236
Foreign exchange adjustment		2,076
Principal repayments		(110,312)
Balance, end of year